Modifications of Financial Assets - Additional Information (Detail) - ARS ($) $ in Thousands	Aug. 28, 2019	Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross carrying amount of the modified financial assets	$ 9,524,860
New gross carrying amount amount	6,658,625
Modification loss on financial asset	$ 2,866,235
Gross carrying amount [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross carrying amount of the modified financial assets		$ 6,608,365
Period After 90 Days [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of debt amount cancelled	15.00%
Period After 180 Days [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of debt amount cancelled	25.00%